AB Sustainable Thematic Credit Portfolio

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 95.3%
Industrial – 46.9%
Basic – 0.4%
Inversiones CMPC SA 3.85%, 01/13/2030(a)	U.S.$	705	$667,547
Sociedad Quimica y Minera de Chile SA 6.50%, 11/07/2033(a)		536	581,506

			1,249,053

Capital Goods – 3.2%
John Deere Capital Corp. 3.35%, 04/18/2029		1,862	1,830,717
Parker-Hannifin Corp. 3.25%, 03/01/2027		1,845	1,833,161
3.25%, 06/14/2029		999	973,226
4.50%, 09/15/2029		268	271,671
Republic Services, Inc. 4.875%, 04/01/2029		1,793	1,837,920
Xylem, Inc./NY 1.95%, 01/30/2028		2,411	2,324,145

			9,070,840

Communications - Media – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.83%, 10/23/2055		630	604,583
Comcast Corp. 2.94%, 11/01/2056		2,478	1,396,314
5.50%, 05/15/2064		1,624	1,455,757
Time Warner Cable Enterprises LLC 8.375%, 07/15/2033		1,337	1,537,704
Time Warner Cable LLC 4.50%, 09/15/2042		1,173	908,453
6.75%, 06/15/2039		1,728	1,732,314

			7,635,125

Communications - Telecommunications – 0.9%
TELUS Corp. 3.40%, 05/13/2032		1,966	1,814,456
7.00%, 10/15/2055		630	658,851

			2,473,307

Consumer Cyclical – Automotive – 7.4%
American Honda Finance Corp. 5.15%, 07/09/2032		99	101,633
5.20%, 03/05/2035		790	798,056
Series G 4.45%, 10/22/2027		582	587,222
4.90%, 07/09/2027		1,712	1,736,458
4.90%, 01/10/2034		1,994	1,997,712
Ford Motor Co. 3.25%, 02/12/2032		2,171	1,933,611
6.10%, 08/19/2032		1,773	1,843,587
Ford Motor Credit Co. LLC 6.53%, 03/19/2032		679	715,762
7.12%, 11/07/2033		391	422,687
7.35%, 03/06/2030		616	664,751
General Motors Financial Co., Inc. 2.40%, 04/10/2028		130	125,430
2.70%, 08/20/2027		1,899	1,860,085
5.00%, 07/15/2027		985	997,778
5.35%, 07/15/2027		1,798	1,829,565
Honda Motor Co., Ltd. 4.44%, 07/08/2028		106	106,963
Hyundai Capital America 4.75%, 09/26/2031(a)		1,844	1,853,503
6.375%, 04/08/2030(a)		934	997,405

	Principal Amount (000)		U.S. $ Value
Qnity Electronics, Inc. 5.75%, 08/15/2032(a)	U.S.$	323	$328,889
Toyota Motor Corp. 4.45%, 06/30/2030		1,146	1,157,475

Toyota Motor Credit Corp.
Series B 4.20%, 01/10/2031		1,013	1,010,738

			21,069,310

Consumer Cyclical - Other – 0.9%
Sekisui House US, Inc. 6.00%, 01/15/2043		2,791	2,629,869

Consumer Cyclical - Retailers – 0.1%
CK Hutchison International 23 Ltd. 4.875%, 04/21/2033(a)		404	408,347

Consumer Non-Cyclical – 15.5%
AbbVie, Inc. 4.80%, 03/15/2027		1,200	1,212,734
4.80%, 03/15/2029		1,793	1,836,218
Archer-Daniels-Midland Co. 2.90%, 03/01/2032		2,034	1,869,609
Becton Dickinson & Co. 4.69%, 02/13/2028		1,803	1,827,681
CVS Health Corp. 1.30%, 08/21/2027		271	259,906
3.625%, 04/01/2027		1,854	1,845,539
4.30%, 03/25/2028		1,716	1,722,110
DH Europe Finance II SARL 2.60%, 11/15/2029		1,863	1,768,437
Eli Lilly & Co. 4.95%, 02/27/2063		1,887	1,690,269
5.10%, 02/09/2064		993	910,893
5.20%, 08/14/2064		1,548	1,442,684
General Mills, Inc. 3.20%, 02/10/2027		576	572,167
Gilead Sciences, Inc. 2.95%, 03/01/2027		1,079	1,069,870
HCA, Inc. 3.125%, 03/15/2027		679	672,631
5.00%, 03/01/2028		1,794	1,827,213
5.20%, 06/01/2028		1,806	1,850,207
IQVIA, Inc. 5.70%, 05/15/2028		1,006	1,036,777
6.25%, 02/01/2029		1,067	1,122,823
Kellanova 2.10%, 06/01/2030		1,994	1,827,648
3.40%, 11/15/2027		1,064	1,056,341
4.30%, 05/15/2028		120	120,911
Kenvue, Inc. 5.05%, 03/22/2053		62	56,721
5.20%, 03/22/2063		1,478	1,344,608
Medtronic Global Holdings SCA 4.25%, 03/30/2028		1,830	1,843,408
Merck & Co., Inc. 1.90%, 12/10/2028		1,800	1,710,035
3.40%, 03/07/2029		1,159	1,142,271
5.15%, 05/17/2063		939	852,203
5.70%, 12/04/2065		575	566,474
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 05/19/2063		1,593	1,478,753
Pfizer, Inc. 2.625%, 04/01/2030		1,961	1,850,809
Roche Holdings, Inc. 4.075%, 12/02/2030(a)		838	835,343
4.20%, 09/09/2029(a)		1,295	1,302,809
Sysco Corp. 2.40%, 02/15/2030		2,053	1,913,426
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		2,029	1,854,385

			44,293,913

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.6%
CK Hutchison International 16 Ltd. 2.75%, 10/03/2026(a)	U.S.$	1,793	$1,777,298

Services – 3.8%
Amazon.com, Inc. 2.70%, 06/03/2060		3,070	1,723,178
4.10%, 04/13/2062		2,283	1,742,555
4.25%, 08/22/2057		775	618,280
5.45%, 11/20/2055		1,137	1,106,865
Mastercard, Inc. 1.90%, 03/15/2031		2,603	2,338,222
S&P Global, Inc. 2.70%, 03/01/2029		1,927	1,855,720
4.25%, 05/01/2029		1,364	1,371,741

			10,756,561

Technology – 11.4%
Analog Devices, Inc. 1.70%, 10/01/2028		1,978	1,870,296
2.10%, 10/01/2031		1,008	895,772
Autodesk, Inc. 2.40%, 12/15/2031		2,712	2,416,417
Broadcom, Inc. 2.45%, 02/15/2031		1,448	1,324,752
4.20%, 10/15/2030		621	619,064
4.75%, 04/15/2029		891	907,644
4.93%, 05/15/2037(a)		2,026	1,995,805
5.05%, 07/12/2027		101	102,783
Cisco Systems, Inc. 5.35%, 02/26/2064		1,656	1,566,820
Fiserv, Inc. 3.50%, 07/01/2029		1,835	1,783,066
Foundry JV Holdco LLC 5.90%, 01/25/2030(a)		315	330,105
5.90%, 01/25/2033(a)		1,129	1,184,544
6.15%, 01/25/2032(a)		336	358,082
6.25%, 01/25/2035(a)		249	265,049
Intel Corp. 4.875%, 02/10/2028		1,803	1,831,478
International Business Machines Corp. 1.95%, 05/15/2030		1,545	1,408,936
4.50%, 02/06/2028		1,812	1,834,683
Lam Research Corp. 4.00%, 03/15/2029		1,836	1,836,660
Microsoft Corp. 3.04%, 03/17/2062		1,166	718,513
Oracle Corp. 3.25%, 11/15/2027		389	381,432
4.30%, 07/08/2034		1,716	1,548,040
5.50%, 08/03/2035		743	724,495
6.10%, 09/26/2065		1,408	1,226,937
6.125%, 08/03/2065		1,795	1,566,033
6.50%, 04/15/2038		169	172,880
6.90%, 11/09/2052		489	480,158
Salesforce, Inc. 1.50%, 07/15/2028		2,340	2,221,013
SK hynix, Inc. 6.375%, 01/17/2028(a)		485	505,840
VMware LLC 4.70%, 05/15/2030		529	538,085

			32,615,382

			133,979,005

Financial Institutions – 39.5%
Banking – 24.0%
ABN AMRO Bank NV 2.47%, 12/13/2029(a)		1,800	1,716,520
Ally Financial, Inc. 6.99%, 06/13/2029		1,252	1,320,300

	Principal Amount (000)		U.S. $ Value

American Express Co. 4.05%, 05/03/2029	U.S.$	524	$525,943
Banco Bilbao Vizcaya Argentaria SA 6.03%, 03/13/2035		1,800	1,910,470
7.88%, 11/15/2034		600	697,562
Banco Santander SA 6.03%, 01/17/2035		1,000	1,069,199
6.92%, 08/08/2033		800	883,195
Bank of America Corp. 6.20%, 11/10/2028		1,790	1,856,990
Bank of Ireland Group PLC 5.60%, 03/20/2030(a)		268	278,385
Bank of Montreal Series J 4.44%, 01/14/2032		868	866,064
Bank of Nova Scotia (The) 4.59%, 05/04/2037		1,989	1,945,282
Banque Federative du Credit Mutuel SA 4.54%, 01/15/2031(a)		734	731,909
5.11%, 01/15/2036(a)		243	242,441
Barclays PLC 5.09%, 02/25/2029		968	985,991
5.335%, 09/10/2035		1,295	1,312,599
6.22%, 05/09/2034		858	920,038
6.69%, 09/13/2034		200	220,706
BNP Paribas SA 4.625%, 02/25/2031(a) (b)		412	384,333
4.79%, 05/09/2029(a)		804	812,978
BPCE SA 3.12%, 10/19/2032(a)		250	224,721
4.76%, 01/13/2032(a)		672	671,269
5.39%, 05/28/2031(a)		1,218	1,251,828
5.42%, 01/13/2037(a)		672	670,128
6.29%, 01/14/2036(a)		386	411,259
CaixaBank SA 6.04%, 06/15/2035(a)		977	1,038,033
6.84%, 09/13/2034(a)		388	432,580
Capital One Financial Corp. 5.20%, 09/11/2036		982	968,448
7.96%, 11/02/2034		907	1,059,899
Citigroup, Inc. 4.79%, 03/04/2029		1,340	1,359,091
5.45%, 06/11/2035		82	84,421
5.83%, 02/13/2035		467	483,016
6.17%, 05/25/2034		781	827,995
6.625%, 02/15/2031(b)		439	446,648
Citizens Bank NA/Providence RI 4.19%, 01/29/2029		446	446,673
Credit Agricole SA 4.66%, 01/12/2032(a)		692	692,205
5.22%, 05/27/2031(a)		953	978,136
Danske Bank A/S 4.61%, 10/02/2030(a)		479	482,334
Deutsche Bank AG/New York NY 3.73%, 01/14/2032		462	438,057
3.74%, 01/07/2033		920	856,325
4.95%, 08/04/2031		154	155,777
5.00%, 09/11/2030		706	717,686
5.37%, 01/10/2029		239	244,009
6.72%, 01/18/2029		249	260,761
7.08%, 02/10/2034		818	898,873
HSBC Holdings PLC 3.97%, 05/22/2030		550	544,218
4.04%, 03/13/2028		419	418,939
4.62%, 11/06/2031		808	810,775
4.755%, 06/09/2028		604	609,264
5.13%, 11/19/2028		440	447,761
5.73%, 05/17/2032		1,244	1,307,305
5.74%, 09/10/2036		200	205,254
6.16%, 03/09/2029		200	207,851

	Principal Amount (000)		U.S. $ Value

6.50%, 05/02/2036	U.S.$	658	$709,133
6.50%, 09/15/2037		631	683,659
7.40%, 11/13/2034		376	427,297
ING Groep NV 4.86%, 03/25/2029		784	796,166
Intesa Sanpaolo SpA 4.95%, 06/01/2042(a)		1,868	1,642,144
7.78%, 06/20/2054(a)		913	1,102,005
JPMorgan Chase & Co. 5.19%, 02/05/2037		1,002	998,526
Lloyds Banking Group PLC 5.09%, 11/26/2028		1,000	1,017,833
5.72%, 06/05/2030		866	905,671
7.95%, 11/15/2033		533	621,139
Mizuho Financial Group, Inc. 3.26%, 05/22/2030		1,031	999,746
Morgan Stanley 4.24%, 01/09/2030		432	433,363
4.99%, 04/12/2029		105	106,909
5.04%, 07/19/2030		253	259,076
Morgan Stanley Bank NA 5.02%, 01/12/2029		735	748,860
Morgan Stanley Private Bank NA 4.21%, 02/08/2030		1,002	1,001,690
National Bank of Canada 4.17%, 01/20/2029		482	483,007
Nationwide Building Society 4.65%, 07/14/2029(a)		265	267,668
NatWest Group PLC 3.03%, 11/28/2035		268	247,658
4.96%, 08/15/2030		766	781,685
Nordea Bank Abp 6.625%, 03/26/2026(a) (b)		343	344,066
Santander UK Group Holdings PLC 2.47%, 01/11/2028		514	506,007
4.32%, 09/22/2029		1,057	1,058,344
Shinhan Bank Co., Ltd. 4.375%, 04/13/2032(a)		385	379,768
Societe Generale SA 5.40%, 04/10/2037(a)		1,434	1,427,020
7.13%, 01/19/2055(a)		963	1,026,015
7.37%, 01/10/2053(a)		963	1,050,227
Standard Chartered PLC 2.61%, 01/12/2028(a)		920	907,476
4.30%, 01/13/2030(a)		865	864,231
Sumitomo Mitsui Financial Group, Inc. 4.49%, 01/15/2032		319	319,666
Svenska Handelsbanken AB 4.75%, 03/01/2031(a) (b)		1,000	956,534
Synchrony Financial 7.25%, 02/02/2033		2,028	2,155,451
UBS Group AG 2.095%, 02/11/2032(a)		255	226,219
7.125%, 08/10/2034(a) (b)		256	262,123
9.25%, 11/13/2028(a) (b)		219	239,321
Series .14A 6.625%, 01/08/2031(a) (b)		343	344,716
UniCredit SpA 5.86%, 06/19/2032(a)		665	675,872
7.30%, 04/02/2034(a)		1,723	1,846,859
Westpac New Zealand Ltd. 4.13%, 01/29/2029(a)		278	278,706

			68,434,300

Financial Services – 0.1%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		206	205,824

Insurance – 4.4%
Allianz SE 3.20%, 10/30/2027(a) (b)		1,400	1,331,905

	Principal Amount (000)		U.S. $ Value

Athene Global Funding 2.67%, 06/07/2031(a)	U.S.$	326	$292,198
5.03%, 07/17/2030(a)		960	968,447
5.32%, 11/13/2031(a)		262	266,406
5.38%, 01/07/2030(a)		517	528,652
5.53%, 07/11/2031(a)		479	491,539
5.54%, 08/22/2035(a)		527	527,298
Hartford Insurance Group, Inc. (The)
Series ICON 6.24% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a)(c)		1,201	1,141,087
Metropolitan Life Global Funding I 4.15%, 08/25/2028(a)		973	977,232
4.35%, 01/12/2031(a)		1,003	1,002,595
New York Life Global Funding 4.05%, 02/02/2029(a)		432	432,581
5.00%, 01/09/2034(a)		707	717,712
New York Life Insurance Co. 3.75%, 05/15/2050(a)		1,334	994,077
Principal Life Global Funding II 4.25%, 08/18/2028(a)		796	798,569
4.80%, 01/09/2028(a)		903	915,562
5.10%, 01/25/2029(a)		1,072	1,098,515
Zurich Finance Ireland Designated Activity Co. Series E 3.00%, 04/19/2051(a)		200	181,992

			12,666,367

REITs – 11.0%
Alexandria Real Estate Equities, Inc. 2.00%, 05/18/2032		3,372	2,861,700
Boston Properties LP 6.50%, 01/15/2034		1,041	1,117,006
Digital Dutch Finco BV 1.00%, 01/15/2032(a)	EUR	800	819,007
Digital Realty Trust LP 4.45%, 07/15/2028	U.S.$	1,819	1,832,936
5.55%, 01/15/2028		307	315,479
Equinix, Inc. 1.55%, 03/15/2028		3,501	3,331,215
ERP Operating LP 3.00%, 07/01/2029		1,552	1,499,454
3.50%, 03/01/2028		782	775,304
Essential Properties LP 5.40%, 12/01/2035		554	555,617
Essex Portfolio LP 3.00%, 01/15/2030		1,936	1,841,003
4.00%, 03/01/2029		1,180	1,172,711
Federal Realty OP LP 5.375%, 05/01/2028		1,132	1,160,986
Healthpeak OP LLC 1.35%, 02/01/2027		1,429	1,392,824
3.00%, 01/15/2030		67	63,574
3.50%, 07/15/2029		1,727	1,684,026
Highwoods Realty LP 5.35%, 01/15/2033		253	253,813
Newmark Group, Inc. 7.50%, 01/12/2029		367	391,957
Omega Healthcare Investors, Inc. 4.75%, 01/15/2028		1,805	1,820,356
Prologis LP 2.875%, 11/15/2029		2,101	2,008,628
Simon Property Group LP 4.75%, 09/26/2034		572	567,244
Ventas Realty LP 4.40%, 01/15/2029		621	624,453
Welltower OP LLC 2.70%, 02/15/2027		1,793	1,772,179
3.10%, 01/15/2030		1,469	1,408,426

	Principal Amount (000)		U.S. $ Value

WP Carey, Inc. 2.45%, 02/01/2032	U.S.$	2,154	$1,903,108
4.65%, 07/15/2030		190	191,204

			31,364,210

			112,670,701

Utility – 8.9%
Electric – 8.5%
Commonwealth Edison Co. 3.00%, 03/01/2050		205	134,368
5.65%, 06/01/2054		866	858,141
5.90%, 03/15/2036		612	655,495
Series 133 3.85%, 03/15/2052		1,874	1,407,337
Consorcio Transmantaro SA 4.70%, 04/16/2034(a)		890	881,064
Edison International 5.75%, 06/15/2027		580	589,980
Electricite de France SA 9.125%, 03/15/2033(a) (b)		206	243,205
Enel Finance International NV 5.125%, 06/26/2029(a)		1,080	1,107,467
7.75%, 10/14/2052(a)		1,414	1,727,629
Engie Energia Chile SA 6.375%, 04/17/2034(a)		741	790,321
Florida Power & Light Co. 5.30%, 04/01/2053		595	569,907
5.60%, 06/15/2054		958	960,126
5.60%, 02/15/2066		672	662,612
5.80%, 03/15/2065		674	686,077
NextEra Energy Capital Holdings, Inc. 4.80%, 12/01/2077		325	321,873
6.50%, 08/15/2055		1,582	1,663,831
Niagara Energy SAC 5.75%, 10/03/2034(a)		399	405,436
Niagara Mohawk Power Corp. 4.65%, 10/03/2030(a)		1,749	1,760,081
5.29%, 01/17/2034(a)		1,350	1,371,992
PECO Energy Co. 5.25%, 09/15/2054		1,222	1,152,117
Public Service Electric & Gas Co. 3.10%, 03/15/2032		704	653,203
Series R 4.20%, 01/01/2031		1,434	1,430,011
RWE Finance US LLC 5.125%, 09/18/2035(a)		848	842,311
5.875%, 09/18/2055(a)		809	794,787
San Diego Gas & Electric Co. 5.35%, 04/01/2053		1,185	1,117,787
5.55%, 04/15/2054		608	590,188
Series WWW 2.95%, 08/15/2051		1,275	816,548

			24,193,894

Natural Gas – 0.4%
Southern California Gas Co. 5.60%, 04/01/2054		1,278	1,246,848

			25,440,742

Total Corporates - Investment Grade (cost $271,905,962)			272,090,448

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.6%
Capital Goods – 0.2%
Ball Corp. 6.00%, 06/15/2029		683	703,985

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.2%
IHO Verwaltungs GmbH 8.00% (8.00% Cash or 8.75% PIK), 11/15/2032(a)(d)	U.S.$	535	$569,710

Consumer Cyclical - Other – 0.4%
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(a)		1,129	1,150,542

Consumer Non-Cyclical – 0.7%
CVS Health Corp. 6.75%, 12/10/2054		63	65,474
7.00%, 03/10/2055		892	932,680
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		859	880,784

			1,878,938

Technology – 0.1%
Kioxia Holdings Corp. 6.25%, 07/24/2030(a)		372	384,553

Total Corporates - Non-Investment Grade (cost $4,604,707)			4,687,728

SUPRANATIONALS – 0.4%
International Bank for Reconstruction & Development Zero Coupon, 03/31/2027		970	927,694
1.745%, 07/31/2033(e)		300	307,924

Total Supranationals (cost $1,269,851)			1,235,618

GOVERNMENTS - SOVEREIGN BONDS – 0.4%
Chile – 0.2%
Chile Electricity Lux MPC SARL 6.01%, 01/20/2033(a)		460	481,102

Ecuador – 0.2%
Amazon Conservation DAC 6.03%, 01/16/2042(a)		316	325,196
GPS Blue Financing DAC 5.645%, 11/09/2041(f)		200	199,632

			524,828

Total Governments - Sovereign Bonds (cost $978,436)			1,005,930

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
ReNew Pvt. Ltd. 5.875%, 03/05/2027(a) (cost $302,749)		300	299,400

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
Metropolitan Transportation Authority Series 2020 5.175%, 11/15/2049 (cost $6,132)		5	4,665

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(g) (h) (i) (cost $4,410,688)		4,410,688	4,410,688

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.0%
Citibank, London 0.83%, 02/02/2026 (cost $67,783)	EUR	57	$67,783

Total Short-Term Investments (cost $4,478,471)			4,478,471

Total Investments – 99.4% (cost $283,546,308)(j)			283,802,260
Other assets less liabilities - 0.6%			1,793,860

Net Assets – 100.0%			$285,596,120

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	130	March 2026	$14,840,312	$(210,437)
U.S. Long Bond (CBT) Futures	79	March 2026	9,094,875	(114,914)
U.S. T-Note 10 Yr (CBT) Futures	55	March 2026	6,150,547	(28,344)
U.S. Ultra Bond (CBT) Futures	141	March 2026	16,558,688	(443,805)
Sold Contracts
Euro-Bund Futures	4	March 2026	607,705	2,513
U.S. T-Note 2 Yr (CBT) Futures	104	March 2026	21,683,188	27,000
U.S. T-Note 5 Yr (CBT) Futures	147	March 2026	16,012,664	52,601

				$(715,386)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank NA	EUR	316	USD	369	03/11/2026	$(6,145)

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $65,958,879 or 23.10% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
GPS Blue Financing DAC 5.645%, 11/09/2041	05/18/2023	$200,603	$199,632	0.07%

(g)	The rate shown represents the 7-day yield as of period end.
(h)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(i)	Affiliated investments.
(j)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,639,877 and gross unrealized depreciation of investments was $(4,105,456), resulting in net unrealized depreciation of $(465,579).

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

CBT – Chicago Board of Trade

CME – Chicago Mercantile Exchange

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Sustainable Thematic Credit Portfolio

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities	Level 1		Level 2		Level 3		Total
Assets:
Corporates - Investment Grade	$-0	-	$272,090,448		$-0	-	$272,090,448
Corporates - Non-Investment Grade	-0	-	4,687,728		-0	-	4,687,728
Supranationals	-0	-	1,235,618		-0	-	1,235,618
Governments - Sovereign Bonds	-0	-	1,005,930		-0	-	1,005,930
Emerging Markets - Corporate Bonds	-0	-	299,400		-0	-	299,400
Local Governments - US Municipal Bonds	-0	-	4,665		-0	-	4,665
Short-Term Investments:
Investment Companies	4,410,688		-0	-	-0	-	4,410,688
Time Deposits	67,783		-0	-	-0	-	67,783

Total Investments in Securities	4,478,471		279,323,789		-0	-	283,802,260
Other Financial Instruments*:
Assets
Futures	82,114		-0	-	-0	-	82,114
Liabilities
Futures	(797,500)		-0	-	-0	-	(797,500)
Forward Currency Exchange Contracts	-0	-	(6,145)		-0	-	(6,145)

Total	$3,763,085		$279,317,644		$-0	-	$283,080,729

*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$3,241	$35,757	$34,587	$4,411	$38